Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 7,645
Due from one year to five years	1,243,939
Due from five years to ten years	2,251,995
Due after ten years	1,091,530
Held-to-maturity debt securities, Amortized cost	4,595,109	¥ 3,903,763
Held-to-maturity debt securities, Fair value:
Due in one year or less	7,647
Due from one year to five years	1,257,188
Due from five years to ten years	2,250,937
Due after ten years	1,090,533
Held-to-maturity debt securities, Fair value	4,606,305	3,939,143
Available-for-sale debt securities, Fair value:
Due in one year or less	23,510,044
Due from one year to five years	11,252,103
Due from five years to ten years	6,191,452
Due after ten years	4,844,843
Available-for-sale debt securities, Fair value	¥ 45,798,442	¥ 47,117,813